Schedule of key management personnel (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Short-term benefits	R$ 65,533	R$ 55,116
Post-employment benefit	1,352	768
Long term incentive plan	11,100	5,301
Total	R$ 77,985	R$ 61,185